Supplement (Retail, Vanguard Florida Focused Long-Term Tax-Exempt Fund)	12 Months Ended
Nov. 30, 2010
Retail | Vanguard Florida Focused Long-Term Tax-Exempt Fund
Supplement Text
Supplement Text:

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Vanguard Florida Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated July 22, 2011

Important Change to Vanguard Florida Long-Term Tax-Exempt Fund

Vanguard Florida Long-Term Tax-Exempt Fund has been renamed Vanguard Florida Focused Long-Term Tax-Exempt Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Vanguard Florida Long-Term Tax-Exempt Fund are replaced with Vanguard Florida Focused Long-Term Tax-Exempt Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard Florida Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000888451
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 18, 2011
Retail | Vanguard Florida Focused Long-Term Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 22, 2011